Related Party Transactions (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended
	Jun. 07, 2024	Dec. 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Management and consulting fees			$ 11,520	$ 8,370
Power [Member] | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Management and consulting fees			7,500	$ 7,500
John Gibbs [Member] | Advanced Deposit [Member]
Related Party Transaction [Line Items]
Proceeds from related party		$ 25,000
John Power [Member]
Related Party Transaction [Line Items]
Other advance			$ 0		$ 6,000
Notes and Loans, Noncurrent	$ 100,000
Debt stated interest rate	6.00%
Debt maturity date	Jan. 02, 2026
John Power [Member] | Advanced Deposit [Member]
Related Party Transaction [Line Items]
Proceeds from related party		$ 21,000